Share Based Payment (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Share Based Payment [Line Items]
Exercise price	$ 0.93
Term of options vest	3 years
Expiration date grant term	10 years
Share-based compensation expense		$ 306	$ 306
Several Employees [Member]
Share Based Payment [Line Items]
Share option granted	108,000
RSUs [Member]
Share Based Payment [Line Items]
Fair value estimated amount	$ 275
RSUs [Member] | Several Consultants and Service Providers [Member]
Share Based Payment [Line Items]
Number of RSU	295,512
RSUs [Member] | Service Providers [Member]
Share Based Payment [Line Items]
Share-based compensation expense	$ 275